Variable Interest Entities Variable Interest Entities Narrative Tagging (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) Property Owner	Dec. 31, 2014 USD ($) Property	Dec. 31, 2013 Property
Accounts Notes And Loans Receivable [Line Items]
Gain (Loss) on Sale of Properties	$ 4,599,109
Property loan receivable, gross	$ 29,874,523	$ 22,191,515
Unconsolidated Properties [Member]
Accounts Notes And Loans Receivable [Line Items]
Number of Variable Interest Entities | Property	15	9
Consolidated Properties [Member]
Accounts Notes And Loans Receivable [Line Items]
Property loan receivable, gross		$ 7,400,000
Number of assets held for sale | Property	0
Investment Income, Net	$ 821,000
Consolidated Properties [Member]
Accounts Notes And Loans Receivable [Line Items]
Assets held for sale including discontinued operations | Property		2	2
Gain (Loss) on Sale of Properties	$ 0
Total Owners [Member]
Accounts Notes And Loans Receivable [Line Items]
Number of Owners | Owner	3
Related party owner [Member]
Accounts Notes And Loans Receivable [Line Items]
Number of Owners | Owner	1